Equity (Narrative) (Details)	May 25, 2026 Share $ / shares	Mar. 04, 2026 Share $ / shares
Black And Scholes Model [Member]
Disclosure of classes of share capital [line items]
Contractual period of warrants	4 months 28 days
Expected volatility	43.70%
Risk-free interest rate	3.96%
Expected dividend yield	0.00%
Series A warrants [Member]
Disclosure of classes of share capital [line items]
Warrants exercised	50,000
Warrants, exercise price | $ / shares	$ 13.475
Employees, officers, board members | Share Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted		280,150
Exercise price per share | $ / shares		$ 17.6
Vesting period of share options		1 to 4 years
Employees, officers, board members | Restricted Shares Units [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units granted		31,800